DEFERRED TAX ASSETS AND DEFERRED TAX LIABILITIES	12 Months Ended
Dec. 31, 2012
DEFERRED TAX ASSETS AND DEFERRED TAX LIABILITIES
DEFERRED TAX ASSETS AND DEFERRED TAX LIABILITIES

14. DEFERRED TAX ASSETS AND DEFERRED TAX LIABILITIES

The significant components of deferred tax assets and deferred tax liabilities of the Company are as follows:

	December 31,
	2011	2012
	US$	US$
Deferred tax assets—current
Allowance for uncollectible other receivables	533	747
Accrued water resource fee	277	332
Accrued expenses	517	706
Other payable	1,076	622
Deferred tax assets—current	2,403	2,407

Valuation allowance	(604)	(748)
Net deferred tax assets-current	1,799	1,659

Deferred tax liabilities—current
Outside basis difference of discontinued operations (Note 6)	(136)	—
PRC dividend withholding tax	(400)	—
Deferred tax liabilities—current	(536)	—

Deferred tax assets—non-current
Net operating loss carryforwards	2,056	1,746
Depreciation of property, plant and equipment	505	812
Provision for impairment allowance	3,472	3,481
Others	11	10
Deferred tax assets—non-current	6,044	6,049

Valuation allowance	(4,277)	(4,720)
Net deferred tax asset—non-current	1,767	1,329

Deferred tax liabilities—non-current
Fair value step-up of property, plant and equipment	(25,246)	(23,279)
Unfavorable contract obligation—electricity supply contract	9	—
Fair value step-up of intangible assets	(1,326)	(1,066)
Deferred tax liabilities—non-current	(26,563)	(24,345)

Deferred tax assets of US$333 and deferred tax liabilities of US$1,818 as of December 31, 2011 were derecognized as a result of the disposal of Yuheng during the year ended December 31, 2012.

The Group records a valuation allowance on its deferred tax assets that is sufficient to reduce the deferred tax assets to an amount that is more likely than not to be realized. Future reversal of the valuation allowance will be recognized either when the benefit is realized or when it has been determined that it is more likely than not that the benefit in future earnings will be realized.

The Group recognized a decrease in valuation allowance of US$1,363 and increases in valuation allowance of US$3,818 and US$575 during the years ended December 31, 2010, 2011 and 2012, respectively. Foreign currency translation adjustments of US$54, US$69 and US$12 on valuation allowance were recognized in accumulated other comprehensive income during the years ended December 31, 2010, 2011 and 2012, respectively.

Net operating loss carryforward amounted to US$13,830 as of December 31, 2012, of which US$170, US$1,160, US$1,883, US$6,396 and US$4,221 will expire in years 2013, 2014, 2015, 2016 and 2017, respectively.

Apart from the amount disclosed above related to PRC dividend withholding tax on the undistributed earnings of a foreign subsidiary, deferred tax liabilities have not been provided on the undistributed earnings amounting US$19,245 and US$29,260 of the Company’s other foreign subsidiaries as of December 31, 2011 and 2012, respectively, as the Company intends to indefinitely reinvest such earnings into its foreign subsidiaries. Under the prevailing income tax law of the PRC and its relevant regulations, dividends paid by PRC enterprises out of profits earned after December 31, 2007 to non-PRC tax resident investors are subject to PRC withholding tax of 10%. A lower withholding tax rate may be applied based on applicable tax treaty with certain countries. The amounts of unrecognized deferred tax liabilities for the foreign subsidiaries’ undistributed earnings are US$1,925 and US$2,926 as of December 31, 2011 and 2012, respectively.